Shareholder Report, Line Graph (Details) - USD ($)														1 Months Ended			2 Months Ended		3 Months Ended			4 Months Ended			5 Months Ended		6 Months Ended				7 Months Ended				8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended					13 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended		17 Months Ended	18 Months Ended		19 Months Ended			23 Months Ended	24 Months Ended			25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended		31 Months Ended		35 Months Ended	36 Months Ended			37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended		43 Months Ended		47 Months Ended	48 Months Ended			50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended		55 Months Ended	59 Months Ended	60 Months Ended			62 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	72 Months Ended		74 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended		86 Months Ended	88 Months Ended	96 Months Ended		98 Months Ended	100 Months Ended	108 Months Ended		110 Months Ended	112 Months Ended	120 Months Ended
	Dec. 10, 2024	Sep. 03, 2024	Jan. 16, 2024	Jan. 24, 2022	Oct. 05, 2020	Aug. 31, 2020	Jun. 15, 2020	Feb. 04, 2020	Mar. 04, 2019	Jun. 27, 2016	Apr. 19, 2016	Sep. 15, 2015	Aug. 31, 2015	Dec. 31, 2024	Feb. 29, 2024	Feb. 28, 2022	Jan. 31, 2025	Aug. 31, 2016	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2020	Mar. 31, 2025	May 31, 2024	Aug. 31, 2016	Apr. 30, 2025	Feb. 28, 2021	May 31, 2025	Feb. 28, 2025	Feb. 28, 2021	Aug. 31, 2019	Jun. 30, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2020	Jul. 31, 2025	Aug. 31, 2025	May 31, 2025	Nov. 30, 2024	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2016	Aug. 31, 2016	Feb. 28, 2025	Feb. 28, 2023	Aug. 31, 2017	Aug. 31, 2021	May 31, 2025	Aug. 31, 2017	Feb. 28, 2022	Feb. 28, 2022	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2017	Aug. 31, 2017	Feb. 29, 2024	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Feb. 28, 2023	Feb. 28, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2018	Aug. 31, 2018	Feb. 28, 2025	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Feb. 29, 2024	Feb. 29, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000087423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													$ 10,000																															$ 12,959																$ 13,675													$ 12,215													$ 13,315											$ 10,513						$ 11,552					$ 13,249					$ 13,161				$ 13,071			$ 10,949
C000232534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value				$ 10,000												$ 9,429																	$ 8,026													$ 7,720									$ 7,307						$ 6,696							$ 6,474						$ 8,897							$ 10,391
C000247094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value			$ 10,000												$ 10,548								$ 10,968									$ 11,606						$ 11,124							$ 11,443				$ 12,439					$ 13,000
C000168438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value											$ 10,000													$ 10,238																										$ 11,801														$ 12,646													$ 12,595												$ 18,276											$ 22,588						$ 18,087					$ 18,464				$ 19,333				$ 19,807
C000141929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															9,898																11,791													12,541													12,968											12,811						17,301					14,965					18,602				21,945			25,277
C000133234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															8,709																10,582													11,754													10,806											11,943						14,819					15,179					19,288				24,323			28,355
C000106878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															10,673																12,409													13,061													12,067											12,478						18,285					17,227					17,476				23,047			20,897
C000087875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															11,119																10,244													9,486													9,953											7,747						8,953					7,910					7,423				8,604			8,206
C000255123 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000													$ 9,566			$ 9,915		$ 9,814			$ 9,283			$ 9,340		$ 9,778				$ 10,201				$ 10,184	$ 10,452
C000072477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															14,413																16,847													17,285													16,119											15,348						13,277					13,308					17,579				23,246			32,020
C000087424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															15,049																15,644													17,212													18,761											22,646						24,136					18,353					18,125				20,213			18,818
C000140044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															9,734																10,448													9,659													9,084											7,410						10,430					11,817					11,325				11,703			15,844
C000108740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															10,289																13,078													14,805													12,522											12,653						16,629					15,548					14,452				16,518			19,723
C000087775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															14,517																21,184													16,323													24,215											19,759						25,755					20,961					22,209				20,812			23,048
C000106876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															11,399																14,816													14,465													11,011											11,690						19,603					18,666					21,605				29,075			26,421
C000108733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															10,563																12,827													13,158													12,183											16,998						23,323					17,710					21,869				27,605			23,675
C000098688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															10,763																14,436													14,405													13,575											18,502						17,449					12,423					11,505				11,038			16,555
C000087428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															8,483																13,131													11,879													10,259											9,375						11,948					6,645					10,302				13,874			18,857
C000087422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															11,050																12,740													12,814													11,071											13,419						16,550					11,199					9,324				7,960			14,164
C000217590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value								$ 10,000																										$ 10,154																						$ 12,660													$ 9,463													$ 9,418											$ 10,363									$ 12,596
C000219747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value					$ 10,000																					$ 12,287													$ 12,874												$ 11,967						$ 10,310								$ 10,091					$ 10,419								$ 10,630					$ 11,573							$ 11,734				$ 13,600
C000244564 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																		$ 10,043								$ 10,383									$ 10,724			$ 11,840
C000219745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value							$ 10,000														$ 10,860																											$ 13,844															$ 10,408													$ 12,299												$ 15,150											$ 16,130
C000244562 [Member]
Account Value [Line Items]
Accumulated Value		10,000																		9,863								9,939									10,565			$ 11,607
C000150700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value												$ 10,000																															$ 8,836																$ 10,961													$ 12,741													$ 13,267											$ 12,974								$ 18,861					$ 20,671			$ 19,390				$ 20,646					$ 18,992
C000210083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value									$ 10,000																					$ 9,790																							$ 9,957														$ 12,110													$ 10,709												$ 13,007									$ 16,004						$ 18,855
C000170246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value										$ 10,000								$ 10,979																													$ 12,863															$ 13,460													$ 13,099												$ 14,032											$ 17,778							$ 14,125					$ 16,728				$ 20,040				$ 22,517
C000218229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value						$ 10,000																							$ 11,097													$ 13,703										$ 15,752						$ 15,931								$ 14,753					$ 14,650								$ 15,524					$ 15,874							$ 17,581				$ 19,362
C000145378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															9,556																10,664													11,080													10,456											9,593						12,131					11,099					12,704				15,502			17,904
C000140043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								Fund NAV
Accumulated Value													10,000																															9,768																8,155													9,375													9,561											9,953						11,316					13,545					11,086				11,564			13,560
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Emerging Markets Index (Net)
Accumulated Value		10,000		10,000	10,000	10,000		10,000				10,000	10,000							10,066						12,196								10,275			10,929		12,076					11,183							10,892						9,443			13,926					9,227					9,562			13,832					10,033					11,003			13,228				11,044				12,851
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI ACWI ex USA Index (Net)
Accumulated Value			10,000				10,000		10,000	10,000			10,000		10,592								11,038															11,230						10,292	11,614				12,556											12,235													12,624													12,212											13,227						16,516					13,292					14,873				17,582			20,293
MSCI All Country World S000053601 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI All Country World Index (Net)
Accumulated Value											10,000
MSCI All Country World C000255123 Index Net [Member]
Account Value [Line Items]
Accumulated Value	10,000													9,661			9,985		9,925			9,533			9,622		10,175				10,632				10,776
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)
Accumulated Value			$ 10,000												$ 10,551								$ 10,931									$ 11,617						$ 11,123							$ 11,425				$ 12,446					$ 13,053
MSCI China Technology Sub Industries Select Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI China Technology Sub-Industries Select Capped Index (Net)
Accumulated Value				$ 10,000												$ 9,448																	$ 8,141													$ 7,802									$ 7,409						$ 6,845							$ 6,638						$ 9,042							$ 10,566
MSCI Indonesia IMI 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Indonesia IMI 25/50 Index (Spliced)
Accumulated Value													10,000																															13,049																13,841													12,421													13,676											10,772						11,976					13,831					13,737				13,737			11,521
MSCI EMU 100 Hedged to USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI EMU 100% Hedged to USD Index (Net)
Accumulated Value													10,000																															9,904																11,801													12,596													13,031											12,963						17,381					14,993					18,632				21,925			25,308
MSCI ACWI Sustainable Development Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI ACWI Sustainable Development Index (Net)
Accumulated Value											$ 10,000													$ 10,245																										$ 11,862														$ 12,739													$ 12,689												$ 18,436											$ 22,848						$ 18,226					$ 18,645				$ 19,533				$ 20,030
MSCI India Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI India Index (Net)
Accumulated Value													10,000																															10,761																12,641													13,540													12,505											12,880						19,725					19,100					19,354				27,043			23,863
MSCI Japan 100 Hedged to USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Japan 100% Hedged to USD Index (Net)
Accumulated Value													10,000																															8,735																10,670													11,934													11,014											12,297						15,322					15,837					20,109				25,404			30,136
MSCI All UAE Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI All UAE Capped Index
Accumulated Value													10,000																															9,812																10,615													9,880													9,265											7,559						10,953					12,561					12,126				12,517			17,086
MSCI Norway IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Norway IMI 25/50 Index (Net)
Accumulated Value													10,000																															10,304																13,112													14,919													12,671											12,850						16,962					15,967					14,887				17,074			20,479
MSCI Brazil Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Brazil Small Cap Index (Net)
Accumulated Value													10,000																															14,436																21,232													16,534													24,741											20,305						26,921					21,932					23,315				21,899			24,410
MSCI India Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI India Small Cap Index (Net)
Accumulated Value													10,000																															11,507																15,144													14,970													11,491											12,254						21,469					20,818					25,030				36,081			32,133
MSCI Philippines IMI 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Philippines IMI 25/50 Index (Spliced)
Accumulated Value													10,000																															11,194																10,374													9,657													10,201											8,019						9,337					8,319					7,846				9,156			8,810
MSCI ACWI Quality Index Net [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000													$ 9,590			$ 9,949		$ 9,809			$ 9,247			$ 9,313		$ 9,759				$ 10,170				$ 10,194	$ 10,440
MSCI New Zealand All Cap Top 25 Capped Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI New Zealand All Cap Top 25 Capped Index (Spliced)
Accumulated Value													10,000																															15,125																15,782													17,433													19,068											23,169						24,776					19,065					18,795				21,066			19,742
MSCI All Peru Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI All Peru Capped Index (Net)
Accumulated Value													10,000																															14,545																17,152													17,588													16,531											15,843						13,556					13,711					18,184				24,302			33,545
MSCI Emerging Markets Value Factor Select Index Net [Member]
Account Value [Line Items]
Accumulated Value		10,000																		9,971								10,386									10,799				$ 11,849
MSCI EM Extended ESG Leaders 5 Issuer Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)
Accumulated Value								$ 10,000																										$ 10,167																						$ 12,795													$ 9,663													$ 9,593											$ 10,651									$ 12,716
MSCI Emerging Markets Choice ESG Screened 5 Issuer Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)
Accumulated Value					$ 10,000																					$ 12,341													$ 12,972												$ 12,036						$ 10,436								$ 10,165					$ 10,508								$ 10,772					$ 11,796							$ 11,923				$ 13,800
MSCI China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI China Index (Net)
Accumulated Value													10,000																															10,804																14,585													14,616													13,849											19,015						18,046					12,959					11,983				11,652			17,201
MSCI Denmark IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Denmark IMI 25/50 Index (Net)
Accumulated Value													10,000																															10,605																12,915													13,284													12,319											17,239						23,706					18,149					22,479				28,418			24,340
MSCI Poland IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Poland IMI 25/50 Index (Net)
Accumulated Value													10,000																															8,485																13,168													11,923													10,312											9,385						12,038					6,704					10,413				13,950			18,580
MSCI China Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI China Small Cap Index (Net)
Accumulated Value													10,000																															10,921																12,303													12,255													10,546											12,844						15,698					9,817					8,006				6,800			12,029
MSCI EAFE Choice ESG Screened Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI EAFE Choice ESG Screened Index (Net)
Accumulated Value							10,000														10,859																											13,869															10,472													12,319												15,111											16,131
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI All Country World Index (Net)
Accumulated Value							$ 10,000			10,000								10,825			$ 11,113																										12,678	$ 14,296														14,125	$ 12,025												14,085	$ 13,703												$ 16,915											$ 19,586
MSCI Emerging Markets Quality Factor Select Index Net [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																		$ 9,854								$ 10,012									$ 10,670				$ 11,632
MSCI Saudi Arabia IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Saudi Arabia IMI 25/50 Index (Net)
Accumulated Value												$ 10,000																															$ 8,908																$ 11,170													$ 13,068													$ 13,690											$ 13,436								$ 19,706					$ 21,833			$ 20,606				$ 22,049					$ 20,459
MSCI Japan Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI Japan Value Index (Net)
Accumulated Value									$ 10,000																					$ 9,770																							$ 9,922														$ 12,105													$ 10,754												$ 12,987									$ 15,889						$ 18,999
MSCI EAFE Extended ESG Focus Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI EAFE Extended ESG Focus Index (Spliced)
Accumulated Value										$ 10,000								$ 10,991																													$ 12,901															$ 13,513													$ 13,145												$ 14,089											$ 17,869							$ 14,263					$ 16,838				$ 20,079				$ 22,625
MSCI All Kuwait Select Size Liquidity Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI All Kuwait Select Size Liquidity Capped Index (Net)
Accumulated Value						$ 10,000																							$ 11,121													$ 13,794										$ 15,836						$ 16,202								$ 15,053					$ 15,000								$ 15,945					$ 16,366							$ 18,241				$ 19,968
MSCI United Kingdom Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI United Kingdom Index (Net)
Accumulated Value													10,000																															9,604																10,765													11,245													10,668											9,845						12,527					11,567					13,281				16,200			18,872
MSCI All Qatar Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																								MSCI All Qatar Capped Index
Accumulated Value													$ 10,000																															$ 9,841																$ 8,266													$ 9,586													$ 9,840											$ 10,340						$ 11,902					$ 14,306					$ 11,670				$ 12,233			$ 14,484